SLM Student Loan Trust 2011-2 Monthly Servicing Report
Distribution Date	06/27/2016
Collection Period	05/01/2016 - 05/31/2016

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		05/26/2011	04/30/2016	05/31/2016
	Principal Balance		$752,435,249.40	$455,486,522.79	$450,384,454.51
	Interest to be Capitalized Balance		8,054,313.32	2,835,237.50	2,955,313.08

	Pool Balance		$760,489,562.72	$458,321,760.29	$453,339,767.59
	Capitalized Interest Account Balance		$71,500,000.00	$1,000,000.00	$1,000,000.00
	Specified Reserve Account Balance		1,933,490.00	1,160,094.00	1,160,094.00

	Adjusted Pool (1)		$833,923,052.72	$460,481,854.29	$455,499,861.59
	Weighted Average Coupon (WAC)		5.65%	5.72%	5.72%
	Number of Loans		61,067	37,479	36,966
	Aggregate Outstanding Principal Balance - Tbill			$529,457.62	$531,459.24
	Aggregate Outstanding Principal Balance - LIBOR			$457,792,302.67	$452,808,308.35
	Pool Factor			0.592609426	0.586167716
	Since Issued Constant Prepayment Rate			4.94%	4.96%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2016		06/27/2016
	A1	78446JAA4	$229,481,854.29		$224,499,861.59
	A2	78446JAB2	$175,000,000.00		$175,000,000.00
	B	78446JAC0	$24,000,000.00		$24,000,000.00

C	Account Balances		05/25/2016		06/27/2016
	Reserve Account Balance		$1,160,094.00		$1,160,094.00
	Capitalized Interest Account Balance		$1,000,000.00		$1,000,000.00
	Floor Income Rebate Account		$2,388,239.97		$808,422.45
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		05/25/2016		06/27/2016
	Adjusted Pool Balance + Supplemental Loan Purchase		$460,481,854.29		$455,499,861.59
	Total Notes		$428,481,854.29		$423,499,861.59
	Difference		$32,000,000.00		$32,000,000.00
	Parity Ratio		1.07468		1.07556

Page 2 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016

II. Trust Activity 05/01/2016 through		05/31/2016

A	Student Loan Principal Receipts
	Borrower Principal	3,170,124.09
	Guarantor Principal	1,680,144.20
	Consolidation Activity Principal	706,906.14
	Seller Principal Reimbursement	0.01
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$5,557,174.44

B	Student Loan Interest Receipts
	Borrower Interest	1,160,421.43
	Guarantor Interest	108,168.31
	Consolidation Activity Interest	16,347.99
	Special Allowance Payments	12,839.42
	Interest Subsidy Payments	467,209.90
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	25,929.82

	Total Interest Receipts	$1,790,916.87

C	Reserves in Excess of Requirement	$-

D	Investment Income	$7,919.47

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$2,388,239.97

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(400,278.78)
	Floor Income Rebate Fees to Dept. of Education	$(2,441,055.01)
	Funds Allocated to the Floor Income Rebate Account	$(808,422.45)

M	AVAILABLE FUNDS	$6,094,494.51

N	Non-Cash Principal Activity During Collection Period	$(455,106.16)

O	Non-Reimbursable Losses During Collection Period	$33,621.13

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016

III. 2011-2	Portfolio Characteristics

	05/31/2016				04/30/2016
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: DEFERMENT	5.89%	2,084	$32,931,233.45	7.312%	5.89%	2,286	$35,613,634.67	7.819%

REPAYMENT: CURRENT	5.58%	29,998	$320,938,386.15	71.259%	5.59%	30,365	$322,832,814.29	70.876%
31-60 DAYS DELINQUENT	6.04%	1,036	$17,503,846.44	3.886%	5.92%	932	$15,255,313.00	3.349%
61-90 DAYS DELINQUENT	5.86%	480	$8,314,725.62	1.846%	5.90%	485	$8,230,643.45	1.807%
91-120 DAYS DELINQUENT	5.88%	339	$6,382,438.67	1.417%	6.01%	326	$6,165,446.60	1.354%
> 120 DAYS DELINQUENT	6.10%	839	$16,386,854.22	3.638%	6.07%	872	$16,592,713.67	3.643%
FORBEARANCE	6.19%	2,063	$45,188,486.37	10.033%	6.19%	2,056	$47,430,057.15	10.413%
CLAIMS IN PROCESS	6.23%	125	$2,662,120.23	0.591%	6.01%	155	$3,361,460.23	0.738%
AGED CLAIMS REJECTED	3.63%	2	$76,363.36	0.017%	8.04%	2	$4,439.73	0.001%

TOTAL		36,966	$450,384,454.51	100.00%		37,479	$455,486,522.79	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016

IV. 2011-2 Portfolio Characteristics (cont’d)

	05/31/2016	04/30/2016
Pool Balance	$453,339,767.59	$458,321,760.29
Outstanding Borrower Accrued Interest	$7,114,357.95	$6,930,871.94
Borrower Accrued Interest to be Capitalized	$2,955,313.08	$2,835,237.50
Borrower Accrued Interest >30 Days Delinquent	$1,306,726.58	$1,319,374.53
Total # Loans	36,966	37,479
Total # Borrowers	21,035	21,349
Weighted Average Coupon	5.72%	5.72%
Weighted Average Remaining Term	185.86	186.83
Non-Reimbursable Losses	$33,621.13	$18,382.26
Cumulative Non-Reimbursable Losses	$1,952,801.44	$1,919,180.31
Since Issued Constant Prepayment Rate (CPR)	4.96%	4.94%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$16,748.86	$16,748.86
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$481,560.05	$767,065.35
Borrower Interest Accrued	$1,988,775.62	$1,942,420.97
Interest Subsidy Payments Accrued	$139,302.35	$140,478.43
Special Allowance Payments Accrued	$5,243.98	$5,087.71

Page 5 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016

V. 2011-2 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.72%	36,966	450,384,454.51	100.000%

Total	5.72%	36,966	$450,384,454.51	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.72%	36,966	450,384,454.51	100.000%

Total	5.72%	36,966	$450,384,454.51	100.000%

*Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016

VI. 2011-2 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$6,094,494.51

A	Trustee Fees	$-	$6,094,494.51

B	Primary Servicing Fee	$97,644.41	$5,996,850.10

C	Administration Fee	$6,667.00	$5,990,183.10

D	Class A Noteholders’ Interest Distribution Amount	$484,080.68	$5,506,102.42

E	Class B Noteholders’ Interest Distribution Amount	$29,612.00	$5,476,490.42

F	Reserve Account Reinstatement	$-	$5,476,490.42

G	Class A Noteholders’ Principal Distribution Amount	$4,981,992.70	$494,497.72

H	Class B Noteholders’ Principal Distribution Amount	$-	$494,497.72

I	Unpaid Expenses of The Trustees	$-	$494,497.72

J	Remaining Amounts to the Noteholders after the first auction date	$-	$494,497.72

K	Remaining Amounts to the Noteholders after the first auction date	$-	$494,497.72

Waterfall Triggers

A	Student Loan Principal Outstanding	$450,384,454.51

B	Interest to be Capitalized	$2,955,313.08

C	Capitalized Interest Account Balance	$1,000,000.00

D	Reserve Account Balance (after any reinstatement)	$1,160,094.00

E	Less: Specified Reserve Account Balance	$(1,160,094.00)

F	Total	$454,339,767.59

G	Class A Notes Outstanding (after application of available funds)	$399,499,861.59

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016

VII. 2011-2 Distributions
Distribution Amounts
	A1	A2	B

Cusip/Isin	78446JAA4	78446JAB2	78446JAC0
Beginning Balance	$229,481,854.29	$175,000,000.00	$24,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.60%	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2016	5/25/2016	5/25/2016
Accrual Period End	6/27/2016	6/27/2016	6/27/2016
Daycount Fraction	0.09166667	0.09166667	0.09166667
Interest Rate*	1.04600%	1.64600%	1.34600%
Accrued Interest Factor	0.000958833	0.001508833	0.001233833
Current Interest Due	$220,034.85	$264,045.83	$29,612.00
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$220,034.85	$264,045.83	$29,612.00
Interest Paid	$220,034.85	$264,045.83	$29,612.00
Interest Shortfall	$-	$-	$-
Principal Paid	$4,981,992.70	$-	$-
Ending Principal Balance	$224,499,861.59	$175,000,000.00	$24,000,000.00
Paydown Factor	0.008009635	0.000000000	0.000000000
Ending Balance Factor	0.360932253	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016

VIII. 2011-2 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$428,481,854.29
	Adjusted Pool Balance	$455,499,861.59
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$4,981,992.70
	Principal Distribution Amount Paid	$4,981,992.70
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,160,094.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,160,094.00
	Required Reserve Acct Balance	$1,160,094.00
	Release to Collection Account	$-
	Ending Reserve Account Balance	$1,160,094.00
C	Capitalized Interest Account
	Beginning Period Balance	$1,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$1,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$2,388,239.97
	Deposits for the Period	$808,422.45
	Release to Collection Account	$(2,388,239.97)
	Ending Balance	$808,422.45
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016

IX. 2011-2 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$15,643,580.90	$19,388,729.84	$168,564,756.43	$203,597,067.17
Unsubsidized Consolidation Loans	$18,644,344.85	$27,398,377.31	$203,699,978.26	$249,742,700.42
Total	$34,287,925.75	$46,787,107.15	$372,264,734.69	$453,339,767.59

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	231	225	163	174
Unsubsidized Consolidation Loans	254	250	183	196
Total	243	240	174	186

Weighted Average Coupon of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.794%	6.043%	5.594%	5.653%
Unsubsidized Consolidation Loans	5.978%	6.300%	5.685%	5.774%
Total	5.894%	6.193%	5.644%	5.720%

Weighted Average SAP Margin of All LIBOR Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.390%	2.321%	2.465%	2.445%
Unsubsidized Consolidation Loans	2.347%	2.280%	2.434%	2.410%
Total	2.366%	2.297%	2.448%	2.426%

Weighted Average SAP Margin of All T-Bill Based Loans

	Deferment	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%
Total	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2016 - 05/31/2016, Distribution Date 06/27/2016